Transactions with related parties - Stockholders' Loan (Details) (Gregold Compania Maritima S.A., USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 12, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2004
Gregold Compania Maritima S.A.
Related Party Transaction
Principal amount				$ 140,000
Credit facility amount drawn down			140,000
Repayment of debt	$ 116,584	$ 23,416